SCHEDULE OF STOCK WARRANTS VALUATION ASSUMPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend yield		0.00%	0.00%
Volatility factor (monthly)		155.52%	175.34%
Expected life of warrant		3 years	3 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	1.53%
Expected dividend yield	0.00%	0.00%	0.00%
Volatility factor (monthly)	169.27%	155.52%	175.34%
Expected life of warrant	5 years	5 years	5 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		1.02%	0.16%
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		1.37%	16.00%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		4.66%	1.00%
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		4.45%	100.00%